SHARE-BASED AWARDS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								12 Months Ended
	Oct. 02, 2018 shares	Sep. 13, 2017 shares	Aug. 08, 2017 shares	Aug. 07, 2017 shares	Aug. 01, 2014 shares	Jul. 01, 2014 shares	Feb. 18, 2014 $ / shares shares	Dec. 31, 2018 CNY (¥) $ / shares shares	Dec. 31, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued								13,218,000	13,218,000
Options granted							3,479,604
Options granted, exercise price | $ / shares							$ 2.04
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost								$ 65,049	$ 9,461
Shares granted	5,992,605	45,000,000	3,319,200,000	1,453,950,000	69,564,000	21,132,000	1,370,250,000	5,992,605
Shares vesting description								The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of Restricted Shares on annual basis over a four-year period ending the fourth anniversary of the grant date.
Weighted-average vesting period over which deferred cost is expected to be recognized								3 years 3 months 18 days